Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Business And Credit Concentrations [Abstract]
Amount Due From Customers, Percent of Outstanding Accounts Receivable
Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2014 and 2013.

Percentage of accounts receivable outstanding (%) December 31, 2013
Eternal Electronic Material (Guangzhou) Co., Ltd.	39.0%

Percentage of accounts receivable outstanding (%) December 31, 2014
Eternal Electronic Material (Guangzhou) Co., Ltd.	23.2%
LG HAUSYS LTD	11.1%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	11.1%
Yunnan Dexin Zhiye Co., Ltd.	10.3%

Percentage of Total Purchases From Vendors
The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2014, 2013 and 2012:

		Percentage of total purchases (%)
Supplier	Item	2014	2013	2012
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	60.0%	56.7%	36.4%
Jiangyin Huaxing Compound Co., Ltd.	PET resin	-	4.1%	16.5%